Share-Based Compensation Expense Available for Each Plan (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	$ 26.0	$ 40.5	$ 45.5
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	0
Continuing operations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	26.0	40.5	45.5
Continuing operations | The Gold Fields Limited 2012 Share Plan | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	12.0	18.8	13.1
Continuing operations | The Gold Fields Limited 2012 Share Plan | Bonus Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	12.3	11.9	8.7
Continuing operations | The Gold Fields Limited 2005 Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	1.7	9.8	23.7
Discontinued operations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	0	4.6	32.2
Discontinued operations | The Gold Fields Limited 2012 Share Plan | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation		1.1	7.6
Discontinued operations | The Gold Fields Limited 2012 Share Plan | Bonus Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation		0.8	5.0
Discontinued operations | The Gold Fields Limited 2005 Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation		$ 2.7	$ 19.6